Basis of preparation	12 Months Ended
Jun. 30, 2024
Basis of preparation [Abstract]
Basis of preparation
1.	Basis of preparation

1.1	Corporate information

This note sets out the accounting policies adopted by Carbon Revolution Public Limited Company (“Carbon Revolution PLC” or “the Company”) and its consolidated entities, collectively known as “Carbon Revolution”, the “consolidated entity” or the “Group” in the preparation and presentation of the financial statements. Where an accounting policy is specific to one note, the policy is described within the note to which it relates.

The financial statements were authorized for issue by the directors as of 14 May 2025.

Carbon Revolution PLC is incorporated and domiciled in Ireland.  Its principal activity is the holding company for the Carbon Revolution group of companies which undertake the manufacture and sale of carbon fiber wheels, as well as research and development projects relating to carbon fiber wheel technology.

The address of Carbon Revolution PLC’s registered office is 10 Earlsfort Terrace, Dublin 2, D02 T380, Ireland. Carbon Revolution PLC’s principal place of business is Building Nr, 75 Pigdons Road, Waurn Ponds VIC 3216, Australia.

The Capital Reorganization

On November 3, 2023 (the “Closing Date”), Twin Ridge Capital Acquisition Corp., a Cayman Islands exempted company (“Twin Ridge”), Carbon Revolution PLC (formerly known as Poppetell Limited), a public limited company incorporated in Ireland with registered number 607450, Carbon Revolution Limited, an Australian proprietary limited company with Australian Company Number (ACN) 128 274 653 (formerly a public company listed on the Australian Securities Exchange and now named Carbon Revolution Pty Ltd) (“Carbon Revolution Limited”) and Poppettell Merger Sub, a Cayman Islands exempted company and wholly-owned subsidiary of Carbon Revolution PLC (“MergerSub”), consummated the capital reorganization (the “Transaction”) pursuant to the terms of a Business Combination Agreement, dated November 29, 2022, as amended or supplemented from time to time, pursuant to which, among other things, Twin Ridge merged with and into MergerSub, with MergerSub surviving as a wholly-owned subsidiary of Carbon Revolution PLC, with shareholders of Twin Ridge receiving Ordinary Shares of Carbon Revolution PLC, par value US $0.0001 (“Ordinary Shares”), in exchange for their existing Twin Ridge ordinary shares and existing Twin Ridge warrant holders having their warrants automatically exchanged by Carbon Revolution PLC of the obligations under such warrants, including to become exercisable in respect of Ordinary Shares instead of Twin Ridge ordinary shares (the “Capital Reorganization”). In addition, Twin Ridge, Carbon Revolution Limited and Carbon Revolution PLC implemented a scheme of arrangement under Part 5.1 of the Australian Corporations Act 2001 (Cth) and a capital reduction under Part 2J.1 of the Corporations Act 2001 (Cth) in accordance with the Scheme Implementation Deed, dated as of November 30, 2022, as amended or supplemented from time to time (the “Scheme Implementation Deed”, which resulted in all shares of Carbon Revolution Limited being canceled in return for consideration, with Carbon Revolution Limited issuing one share to Carbon Revolution PLC (resulting in Carbon Revolution Limited becoming a wholly-owned subsidiary of Carbon Revolution PLC) and Carbon Revolution PLC issuing Ordinary Shares to the shareholders of Carbon Revolution Limited. In addition, Carbon Revolution PLC undertook a capital reduction under Irish law immediately after the issuance of ordinary shares to consummate the Transaction and issuance of preference shares to Orion Infrastructure Capital (“OIC”). The capital reduction was undertaken for no consideration to shareholders. Refer to Note 6.7 for the details of the Transaction and Note 4.4 for the changes in issued capital that occurred during the period.

For financial reporting purposes, on completion of the Capital Reorganization, the historical consolidated financial statements of Carbon Revolution Limited became the historical consolidated financial statements of Carbon Revolution PLC and its subsidiaries as a continuation of the predecessor. The capital structure presented for the year ended June 30, 2024 is that of Carbon Revolution PLC. During the year ended June 30, 2024, Carbon Revolution Limited was delisted from the Australian Securities Exchange on November 6, 2023 and subsequently converted to a proprietary limited company under Australian corporate law and as of June 30, 2024 is known as Carbon Revolution Pty Ltd. Refer to Note 6.7 for the details of the Transaction and Note 4.4 for the changes in issued capital that occurred during the period.

1.2	Basis of preparation

These consolidated financial statements have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board (“IFRS Accounting Standards”). The consolidated financial statements have been prepared under the historical cost convention except for certain warrants which are measured at fair value through the Profit and loss. The consolidated financial statements are presented in Australian dollars which is also the functional currency of its Australian subsidiaries including Carbon Revolution Pty Ltd (formerly Carbon Revolution Limited) which was the parent of the Carbon Revolution consolidated group in 2023. References to Carbon Revolution Limited and Carbon Revolution Pty Limited in the financial statements are to the former Australian incorporated parent of the consolidated Carbon Revolution group. The functional currency of Carbon Revolution PLC is the United States dollar. All amounts have been rounded to the nearest thousand, unless otherwise stated.

1.3	Going concern

The accompanying consolidated financial statements have been prepared in accordance with IFRS Accounting Standards applicable to a going concern basis. The going concern basis of preparation assumes that the Group will continue in operation one year after the date these consolidated financial statements are issued and will be able to realize assets and discharge liabilities and commitments in the normal course of business. The consolidated financial statements do not include any adjustments to the carrying amounts and classification of assets, liabilities, and reported revenue and expenses that may be necessary if these financial statements were prepared on an alternative basis, which would be required in the event that the Group is unable to continue as a going concern.

The Group has incurred losses since inception, incurred a consolidated net loss of $221.1 million, $118.5 million before impairment (2023: $79.2 million) and used $76.8 million (2023: $52.5 million) of cash in operating activities during the year ended June 30, 2024 and has a consolidated net current liability position at June 30, 2024 of $9.6 million (2023: consolidated net current asset position: $25.9 million).

The Group expects to continue to incur net losses and negative cash flows from operating activities in accordance with its operating plan over the next twelve months from signing date. However, the Group expects that unit production costs will continue to reduce as new wheel programs are introduced and other planned efficiency measures are implemented, and the Group expects capital costs related to the capacity build of the Australian plant will reduce in the next twelve months from signing date as the current phase of capacity expansion at the Australian plant has been substantially completed.

As an early-stage growth company, the Group’s ability to access additional capital is critical to fund operating losses, finalise the development and launch of awarded wheel programs and complete the current phase of expansion of manufacturing facilities to scale up production capacity.  As the Group’s current level of cash and cash equivalents and other committed funding sources are not sufficient to execute our business plan, failure to achieve management’s forecast performance or obtain additional financing will have a material, adverse impact on our business operations including developing, launching and producing new wheel programs and satisfying obligations as they become due.

The Group’s principal sources of liquidity at signing date are:

•	Ongoing support from PIUS and OIC of US$11.4 million (A$17.4 million), including:
•	conditional access to US$5 million (A$7.6 million) of capital under the OIC financing arrangements (as per Notes 4 and 6);
•	conditional access to US$0.4 million (A$0.7 million) of capital under the PIUS financing arrangement (as per Notes 4 and 6);
•	moving from cash paid interest to Payment in Kind (“PIK”) interest from July 2025 to December 2025, which is worth approximately US$6m (A$9.1 million)
•
OIC also has US$15million (A$22.7 million) of further funds available for investment in the Group, currently earmarked for future expansion opportunities. If the Group did require near term assistance after exhausting all other reasonable sources of liquidity, OIC may repurpose these funds to support the Group’s short-term liquidity needs, subject to OIC’s approval at the time.

•	Its unrestricted cash balance of A$ 1.5 million at April 30, 2025;
•	Access to capital through the issuance of debt or equity securities via public or private placement; and
•	Access to capital under the Committed Equity Facility (“CEF”) (as per Note 6).

As a result of our recurring losses from operations, accumulated deficit and projected capital needs, significant doubt exists regarding the Group’s ability to continue as a going concern for at least one year after the issuance date of these consolidated financial statements.

The Group’s ability to continue as a going concern is contingent upon successful execution of the Group’s intended plan over the next twelve months from signing date to improve liquidity and working capital. This plan relates to initiatives that were agreed upon for the next twelve months from signing date and includes, but is not limited to:

•
Satisfying the conditions necessary to access the remaining US$5 million (A$7.6 million) of OIC funds and US$0.4 million (A$0.7 million) PIUS funds, along with moving from cash interest to PIK interest in the second half of CY25;

•	Achieving forecast production levels, sales mix and pricing;
•	Reducing unit costs, reducing fixed overheads and limiting non-contracted capital expenditures in accordance with cost reduction initiatives;
•
Securing agreement for ongoing deferral of previously agreed transaction costs deferrals from the capital reorganization (as per Note 3.6.1) amounting to a total of US$15.0 million (A$22.5 million). Under an agreement the Group had reached with these creditors to delay payment, US$5 million (A$7.6 million) was payable in November 2024, with the remainder to be paid from the proceeds of certain fundraising transactions or on a straight line basis over 5 years (depending on the option selected by the supplier). The US$5 million (A$7.6 million) payment was not made in November 2024 and a further US$10.0 million (A$15.0 million) is now payable or payable in twelve months from signing date, unless the relevant suppliers agree to or accept further deferral of the transaction costs for at least twelve months from signing date and until sufficient cashflow can be generated from operations or alternative sources of funding are obtained to pay down these debts;

•	Ongoing support from suppliers and customers in the form of favourable payment terms and bailment arrangements;
•
Successful outcome of claims which the Group has made or plans to make against customers primarily associated with ordered volumes that are below the volumes which the Group was required to build and reserve capacity for under its customer contracts, and cancellation of a wheel program; and

•	Raising capital to fund operations through the issuance of debt or equity securities via public or private placement (including through the CEF).

In addition to successfully achieving these initiatives, it is also critical that the Group complies with the New Debt PIUS loan covenants and OIC Financing milestones and continues to receive support from suppliers and customers through the favourable payment terms and extension of customer bailment arrangements.

Under current arrangements, the Group is due to commence making repayments of principal in relation to its loan facilities in June 2026.  The Group is currently forecasting that it will not be generating sufficient cash to make these repayments and as such the repayment terms will require renegotiation of its debt financing arrangements or a new facility put in place with extended repayment terms.

There is significant doubt that the Group will be successful in achieving these initiatives.

Furthermore, recent macroeconomic market conditions, particularly impacting automotive manufacturers in the USA and their suppliers, and the implementation of tariffs on goods imported into the USA may negatively impact the demand of the Group’s products, or its commercial arrangements with its customers which may have a detrimental effect in the Group’s operations and financial position.

There can be no assurance that the Group will be able to obtain the financing needed to achieve its goals on acceptable terms or at all. Additionally, any equity or equity linked financings would likely have a dilutive effect on the holdings of existing stockholders.

1.4	Basis of consolidation

Controlled entities

The consolidated financial statements comprise the financial statements of Carbon Revolution PLC and of its subsidiaries as of the reporting date. Carbon Revolution PLC controls an entity when it is exposed, or has rights, to variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.

The financial statements of subsidiaries are prepared for the same reporting period as the parent entity, using consistent accounting policies. Adjustments are made to bring into line any dissimilar accounting policies which may exist. Subsidiaries are consolidated from the date on which control is established and are de-recognized from the date that control ceases.

All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of Carbon Revolution are eliminated in full upon consolidation.

Any changes in Carbon Revolution’s ownership interests in subsidiaries that do not result in Carbon Revolution losing control over the subsidiaries are accounted for as equity transactions.

Foreign currency translation

The Company has overseas subsidiaries in the United States of America (“US”) and Australia. The functional currency of the Company is the United States dollar. The functional currency of its subsidiaries are the local currency being the United States dollar or Australian dollar based on the country in which each subsidiary is domiciled.

The results and financial position of all of Carbon Revolution’s entities that have a functional currency different from the presentation currency are translated into the presentation currency as follows:
•	assets and liabilities are translated at the closing rate at the reporting date; and
•
income and expenses are translated at average exchange rates throughout the course of the year (unless this is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the rates on the dates of the transactions); and

•	all resulting exchange differences are recognized in other comprehensive income and accumulated in the foreign currency translation reserve, a separate component of equity.

1.5	Significant accounting judgements, estimates and assumptions

In preparing these consolidated financial statements, management has made judgements, estimates and assumptions that affect the application of Carbon Revolution’s accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are recognized prospectively. The significant judgements made by management in applying Carbon Revolution’s accounting policies and the key sources of estimation uncertainty are outlined in detail within the specific note to which they relate.

Information about critical judgements in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements are included in the following notes.

Note 3.2 Inventories	Note 3.5 Intangible assets

Note 3.3 Property, plant and equipment	Note 3.7 Deferred income

1.6	Sales Taxes

Sales taxes being Goods and Services Tax (“GST”) in Australia and Value Added Tax (“VAT”) in Ireland is recognized in these financial statements as follows:

1.	Revenues, expenses and assets are recognized net of the amount of associated GST, unless the GST incurred is not recoverable from the Australian taxation authority;

2.	Receivables and payables are stated inclusive of the amount of GST receivable or payable;

3.	The net amount of GST recoverable from, or payable to, the Australian taxation authority is included with other receivables or payables in the Consolidated Statements of Financial Position;

4.	Cash flows are presented on a gross basis. The GST components of cash flows arising from investing and financing activities are presented as operating cash flows; and

5.	Commitments are disclosed net of GST.

6.	The Company did not incur material VAT amounts as it did not undertake any trading in Ireland during FY24.

7.	The Company did not incur material sales tax amounts as it did not undertake any trading in United States during FY24.

1.7	Convenience translation into U.S. dollars

The presentation currency of Carbon Revolution’s consolidated financial statements is the Australian Dollar. The U.S dollar amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, dividing the Australian dollar amounts by the exchange rate of AUD 0.6624 per US$1.00, which is the Reserve Bank of Australia exchange rate as of June 30, 2024. The use of this methodology in translating Australian dollars into U.S dollars is referred to as the “U.S. dollar translation methodology,” and should not be construed as a representation that the Australian dollar amounts actually represent or have been, or the amount that could be converted into U.S dollars at that rate or any other rate.

1.8	Reclassification

Certain reclassifications have been made to the prior years’ consolidated financial statements to conform to the current year’s presentation. These reclassifications had no impact on net loss, shareholders’ (deficit) equity, or cash flows as previously reported.